Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0001875994
Registrant Name	XINXU COPPER INDUSTRY TECHNOLOGY Ltd
Registration File Number	333-278407
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A